OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
OPERATIONS
Summary of authorizations for rendering SMP services

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
800 MHz	25	2020-2028
900 MHz	5	2020-2023
1800 MHz	20-50	2020-2023
2100 MHz	20-30	2023
2500 MHz	40-60	2027-2031